PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2021

Schedule of Investments | 3/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.5%
	COMMON STOCKS - 98.5% of Net Assets
	Air Freight & Logistics - 3.5%
1,460	FedEx Corp.	$414,699
26,082	United Parcel Service, Inc., Class B	4,433,679
	Total Air Freight & Logistics	$4,848,378
	Banks - 8.3%
63,772	Citizens Financial Group, Inc.	$2,815,534
55,648	Truist Financial Corp.	3,245,391
141,106	Wells Fargo & Co.	5,513,012
	Total Banks	$11,573,937
	Beverages - 2.4%
63,780	Coca-Cola Co.	$3,361,844
	Total Beverages	$3,361,844
	Biotechnology - 0.4%
1,936(a)	Biogen, Inc.	$541,596
	Total Biotechnology	$541,596
	Building Products - 1.7%
57,036	Carrier Global Corp.	$2,408,060
	Total Building Products	$2,408,060
	Capital Markets - 1.7%
11,803	CME Group, Inc.	$2,410,527
	Total Capital Markets	$2,410,527
	Chemicals - 3.7%
37,133	International Flavors & Fragrances, Inc.	$5,184,138
	Total Chemicals	$5,184,138
	Commercial Services & Supplies - 0.4%
1,774	Cintas Corp.	$605,484
	Total Commercial Services & Supplies	$605,484
	Construction Materials - 2.2%
9,162	Martin Marietta Materials, Inc.	$3,076,783
	Total Construction Materials	$3,076,783
	Electrical Equipment - 0.6%
6,048	Eaton Corp. Plc	$836,317
	Total Electrical Equipment	$836,317
	Energy Equipment & Services - 3.9%
199,347	Schlumberger, Ltd.	$5,420,245
	Total Energy Equipment & Services	$5,420,245
	Entertainment - 1.5%
11,324(a)	Walt Disney Co.	$2,089,504
	Total Entertainment	$2,089,504
	Food & Staples Retailing - 1.1%
4,506	Costco Wholesale Corp.	$1,588,275
	Total Food & Staples Retailing	$1,588,275
	Health Care - 1.8%
5,400	Thermo Fisher Scientific, Inc.	$2,464,452
	Total Health Care	$2,464,452
	Health Care Equipment & Supplies - 2.1%
8,611	Danaher Corp.	$1,938,164
9,018	Medtronic PLC	1,065,296
	Total Health Care Equipment & Supplies	$3,003,460
	Hotels, Restaurants & Leisure - 1.9%
12,497(a)	Shake Shack, Inc.	$1,409,287
10,868	Starbucks Corp.	1,187,546
	Total Hotels, Restaurants & Leisure	$2,596,833
	Industrial Conglomerates - 1.3%
9,627	3M Co.	$1,854,930
	Total Industrial Conglomerates	$1,854,930
	Interactive Media & Services - 6.5%
4,400(a)	Alphabet, Inc.	$9,075,088
	Total Interactive Media & Services	$9,075,088
	Internet & Direct Marketing Retail - 6.3%
7,503(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$1,701,155
1,361(a)	Amazon.com, Inc.	4,211,043
1,245(a)	Booking Holdings, Inc.	2,900,651
	Total Internet & Direct Marketing Retail	$8,812,849
	IT Services - 6.3%
21,232(a)	Akamai Technologies, Inc.	$2,163,541
31,632	Visa, Inc.	6,697,443
	Total IT Services	$8,860,984
	Life Sciences Tools & Services - 1.2%
12,678	Agilent Technologies, Inc.	$1,611,881
	Total Life Sciences Tools & Services	$1,611,881
	Machinery - 2.9%
17,392	Caterpillar, Inc.	$4,032,683
	Total Machinery	$4,032,683
Shares		Value
	Metals & Mining - 0.0%†
237	Newmont Corp.	$14,284
	Total Metals & Mining	$14,284
	Personal Products - 1.0%
4,822	Estee Lauder Cos, Inc.	$1,402,479
	Total Personal Products	$1,402,479
	Pharmaceuticals - 4.9%
171,573(a)	Elanco Animal Health, Inc.	$5,052,825
22,850	Merck & Co., Inc.	1,761,506
	Total Pharmaceuticals	$6,814,331
	Road & Rail - 3.2%
20,552	Union Pacific Corp.	$4,529,866
	Total Road & Rail	$4,529,866
	Semiconductors & Semiconductor Equipment - 9.2%
38,331	Analog Devices, Inc.	$5,944,372
4,881	Lam Research Corp.	2,905,366
7,472	NVIDIA Corp.	3,989,525
	Total Semiconductors & Semiconductor Equipment	$12,839,263
	Software - 4.9%
24,916	Microsoft Corp.	$5,874,445
4,274(a)	salesforce.com, Inc.	905,533
	Total Software	$6,779,978
	Software & Services - 3.8%
14,961	Mastercard, Inc.	$5,326,864
	Total Software & Services	$5,326,864
	Specialty Retail - 4.1%
8,959	Home Depot, Inc.	$2,734,735
9,445(a)	Ulta Beauty, Inc.	2,920,110
	Total Specialty Retail	$5,654,845
	Technology Hardware, Storage & Peripherals - 4.0%
45,250	Apple, Inc.	$5,527,288
	Total Technology Hardware, Storage & Peripherals	$5,527,288
	Textiles, Apparel & Luxury Goods - 1.7%
17,656	NIKE, Inc., Class B	$2,346,306
	Total Textiles, Apparel & Luxury Goods	$2,346,306
	TOTAL COMMON STOCKS
	(Cost $95,879,343)	$137,493,752
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.5%
	(Cost $95,879,343)	$137,493,752
	OTHER ASSETS AND LIABILITIES - 1.5%	$2,037,027
	NET ASSETS - 100.0%	$139,530,779

(A.D.R.)	American Depositary Receipts.

†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$137,493,752	$–	$–	$137,493,752
Total Investments in Securities	$137,493,752	$–	$–	$137,493,752

For the three months ended March 31, 2021, there were no transfers in or out of Level 3.

Pioneer Fund VCT Portfolio | 3/31/21